Notes Payable and Long-Term Debt, Convertible Senior Notes (Details) - Turning Point [Member] - 2.5% Convertible Senior Notes [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares $ / shares	Jul. 31, 2019 USD ($)
Notes Payable and Long-Term Debt [Abstract]
Face amount		$ 172,500
Interest rate	2.50%	2.50%
Maturity date	Jul. 15, 2024
Shares issued upon conversion (in shares) | shares	3,202,808
Conversion rate	18.567
Conversion price (in dollars per share) | $ / shares	$ 53.86
Debt discount	$ 35,000
Effective interest rate	7.50%
Amortization of debt discount	$ 2,900
Debt issuance costs attributable to liability component	4,700
Debt issuance costs attributable to equity component	1,200
Principal amount of notes to be converted	$ 1
Strike price (in dollars per share) | $ / shares	53.86
Cap price (in dollars per share) | $ / shares	82.86
Payment for cost of capped call transactions	$ 20,530